Core Deposit Intangible Assets - Future Amortization Expense for Core Deposit Asset (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
2014	$ 129
2015	125
2016	121
2017	116
2018	101
Thereafter	167
Net carrying amount	$ 759